First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 0.8%
547	Curtiss-Wright Corp.	$308,667
2,713	General Electric Co.	809,695
10,539	Howmet Aerospace, Inc.	2,156,174
457	Lockheed Martin Corp.	209,242
4,835	Textron, Inc.	402,078
		3,885,856
	Air Freight & Logistics — 1.2%
5,789	C.H. Robinson Worldwide, Inc.	919,698
3,346	Expeditors International of Washington, Inc.	491,527
8,576	FedEx Corp.	2,364,232
19,825	United Parcel Service, Inc., Class B	1,899,037
		5,674,494
	Automobile Components — 0.3%
4,079	Aptiv PLC (a)	316,326
27,581	BorgWarner, Inc.	1,187,638
		1,503,964
	Automobiles — 0.7%
20,696	General Motors Co.	1,521,570
3,941	Tesla, Inc. (a)	1,695,300
		3,216,870
	Banks — 0.5%
8,802	Citizens Financial Group, Inc.	476,188
991	M&T Bank Corp.	188,508
24,927	Regions Financial Corp.	634,392
12,185	Wells Fargo & Co.	1,046,083
		2,345,171
	Beverages — 0.4%
3,679	Celsius Holdings, Inc. (a)	150,618
4,889	Molson Coors Beverage Co., Class B	227,388
23,365	Monster Beverage Corp. (a)	1,752,141
		2,130,147
	Biotechnology — 2.8%
9,270	AbbVie, Inc.	2,110,779
2,938	Alnylam Pharmaceuticals, Inc. (a)	1,325,714
13,680	Biogen, Inc. (a)	2,490,991
34,229	Gilead Sciences, Inc.	4,307,377
17,003	Incyte Corp. (a)	1,776,134
2,732	United Therapeutics Corp. (a)	1,327,752
		13,338,747
	Broadline Retail — 2.9%
49,131	Amazon.com, Inc. (a)	11,458,332
Shares	Description	Value

	Broadline Retail (Continued)
16,006	eBay, Inc.	$1,325,137
23,668	Etsy, Inc. (a)	1,283,279
		14,066,748
	Building Products — 1.9%
28,569	A.O. Smith Corp.	1,884,983
10,726	Allegion PLC	1,780,838
10,578	Builders FirstSource, Inc. (a)	1,187,169
977	Carlisle Cos., Inc.	310,754
4,552	Johnson Controls International PLC	529,443
27,852	Masco Corp.	1,806,759
3,494	Trane Technologies PLC	1,472,651
		8,972,597
	Capital Markets — 2.9%
35,931	Bank of New York Mellon (The) Corp.	4,027,865
7,282	Cboe Global Markets, Inc.	1,879,994
14,788	Charles Schwab (The) Corp.	1,371,291
36,836	Franklin Resources, Inc.	832,125
74,269	Invesco Ltd.	1,815,877
439	Moody’s Corp.	215,452
12,428	Nasdaq, Inc.	1,129,954
2,145	Robinhood Markets, Inc., Class A (a)	275,611
642	S&P Global, Inc.	320,249
18,831	T. Rowe Price Group, Inc.	1,927,918
		13,796,336
	Chemicals — 1.6%
18,025	CF Industries Holdings, Inc.	1,418,567
19,952	Corteva, Inc.	1,346,161
7,384	Ecolab, Inc.	2,031,781
16,924	LyondellBasell Industries N.V., Class A	829,107
17,048	PPG Industries, Inc.	1,705,482
1,743	RPM International, Inc.	186,937
724	Sherwin-Williams (The) Co.	248,832
		7,766,867
	Commercial Services & Supplies — 0.7%
10,472	Cintas Corp.	1,948,001
25,343	Rollins, Inc.	1,558,088
		3,506,089
	Communications Equipment — 2.6%
4,855	Arista Networks, Inc. (a)	634,451
86,039	Cisco Systems, Inc.	6,619,841
12,672	F5, Inc. (a)	3,030,636
1,518	Motorola Solutions, Inc.	561,174
3,183	Ubiquiti, Inc.	1,855,975
		12,702,077

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering — 1.3%
1,547	Comfort Systems USA, Inc.	$1,511,326
7,524	EMCOR Group, Inc.	4,627,787
		6,139,113
	Consumer Finance — 0.5%
29,230	Synchrony Financial	2,261,233
	Consumer Staples Distribution & Retail — 2.1%
36,681	Kroger (The) Co.	2,467,898
6,150	Sprouts Farmers Market, Inc. (a)	515,432
13,136	Sysco Corp.	1,000,963
17,318	Target Corp.	1,569,357
6,510	US Foods Holding Corp. (a)	512,142
35,295	Walmart, Inc.	3,900,450
		9,966,242
	Distributors — 0.2%
31,317	LKQ Corp.	929,802
	Diversified REITs — 0.3%
21,021	WP Carey, Inc.	1,416,185
	Diversified Telecommunication Services — 0.5%
61,271	Verizon Communications, Inc.	2,518,851
	Electric Utilities — 3.2%
5,917	Constellation Energy Corp.	2,155,918
32,002	Edison International	1,884,598
31,796	Evergy, Inc.	2,468,959
50,086	FirstEnergy Corp.	2,390,104
27,139	NRG Energy, Inc.	4,599,789
46,364	PPL Corp.	1,710,832
2,369	Southern (The) Co.	215,863
		15,426,063
	Electrical Equipment — 0.4%
1,250	GE Vernova, Inc.	749,713
7,142	Generac Holdings, Inc. (a)	1,082,941
781	Rockwell Automation, Inc.	309,167
		2,141,821
	Electronic Equipment, Instruments & Components — 2.1%
29,538	Amphenol Corp., Class A	4,161,904
6,098	CDW Corp.	879,454
8,286	Jabil, Inc.	1,745,943
813	Ralliant Corp.	40,138
14,010	TE Connectivity PLC	3,168,361
		9,995,800
	Energy Equipment & Services — 0.2%
4,909	Baker Hughes Co.	246,432
Shares	Description	Value

	Energy Equipment & Services (Continued)
15,334	Halliburton Co.	$402,057
5,180	SLB Ltd.	187,723
		836,212
	Entertainment — 2.1%
16,349	Electronic Arts, Inc.	3,302,988
8,755	Live Nation Entertainment, Inc. (a)	1,150,845
41,804	Netflix, Inc. (a)	4,497,274
6,065	TKO Group Holdings, Inc.	1,175,943
		10,127,050
	Financial Services — 2.7%
12,764	Fidelity National Information Services, Inc.	839,488
7,570	Fiserv, Inc. (a)	465,328
21,419	Global Payments, Inc.	1,622,703
1,454	Jack Henry & Associates, Inc.	253,694
7,779	Mastercard, Inc., Class A	4,282,573
11,286	Visa, Inc., Class A	3,774,490
195,835	Western Union (The) Co.	1,721,390
		12,959,666
	Food Products — 0.2%
4,117	Archer-Daniels-Midland Co.	250,067
7,574	Conagra Brands, Inc.	135,196
3,175	General Mills, Inc.	150,336
6,608	Kraft Heinz (The) Co.	168,570
		704,169
	Health Care Equipment & Supplies — 1.5%
14,114	Abbott Laboratories	1,819,295
18,371	Boston Scientific Corp. (a)	1,866,126
2,690	Hologic, Inc. (a)	201,669
825	IDEXX Laboratories, Inc. (a)	621,126
3,429	Insulet Corp. (a)	1,121,934
5,370	ResMed, Inc.	1,373,807
1,940	Zimmer Biomet Holdings, Inc.	189,189
		7,193,146
	Health Care Providers & Services — 4.0%
15,281	Cardinal Health, Inc.	3,243,545
5,037	Cencora, Inc.	1,858,300
22,935	Centene Corp. (a)	902,263
1,183	Cigna Group (The)	328,022
3,455	CVS Health Corp.	277,644
5,933	Elevance Health, Inc.	2,006,897
6,508	HCA Healthcare, Inc.	3,307,951
14,158	Henry Schein, Inc. (a)	1,055,762
3,408	Humana, Inc.	837,584
2,252	McKesson Corp.	1,984,282
656	Molina Healthcare, Inc. (a)	97,259

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
1,674	UnitedHealth Group, Inc.	$552,035
10,755	Universal Health Services, Inc., Class B	2,620,241
		19,071,785
	Health Care REITs — 0.5%
2,498	Alexandria Real Estate Equities, Inc.	134,068
11,245	Welltower, Inc.	2,341,434
		2,475,502
	Health Care Technology — 0.1%
935	Veeva Systems, Inc., Class A (a)	224,671
	Hotel & Resort REITs — 0.4%
115,996	Host Hotels & Resorts, Inc.	2,045,009
	Hotels, Restaurants & Leisure — 1.1%
440	Booking Holdings, Inc.	2,162,464
1,491	DoorDash, Inc., Class A (a)	295,770
6,776	Expedia Group, Inc.	1,732,555
4,408	Hilton Worldwide Holdings, Inc.	1,256,412
		5,447,201
	Household Durables — 1.1%
3,989	D.R. Horton, Inc.	634,291
5,390	Garmin Ltd.	1,052,775
4,163	Lennar Corp., Class A	546,602
17,257	PulteGroup, Inc.	2,194,918
6,043	Toll Brothers, Inc.	844,992
		5,273,578
	Household Products — 0.0%
1,955	Kimberly-Clark Corp.	213,330
	Independent Power and Renewable Electricity Producers — 0.5%
565	Talen Energy Corp. (a)	222,762
12,145	Vistra Corp.	2,172,255
		2,395,017
	Insurance — 4.8%
11,437	Aflac, Inc.	1,261,615
5,035	Allstate (The) Corp.	1,072,354
8,001	American International Group, Inc.	609,356
10,947	Arch Capital Group Ltd. (a)	1,028,142
20,772	CNA Financial Corp.	971,091
3,730	Everest Group Ltd.	1,172,302
20,950	Globe Life, Inc.	2,822,594
20,950	Hartford Insurance Group (The), Inc.	2,870,778
26,573	Loews Corp.	2,866,430
Shares	Description	Value

	Insurance (Continued)
4,800	MetLife, Inc.	$367,488
4,862	Principal Financial Group, Inc.	412,395
10,450	Progressive (The) Corp.	2,390,856
4,481	Travelers (The) Cos., Inc.	1,312,306
26,859	Unum Group	2,040,478
18,858	W.R. Berkley Corp.	1,465,078
675	Willis Towers Watson PLC	216,675
		22,879,938
	Interactive Media & Services — 7.0%
73,455	Alphabet, Inc., Class A	23,518,822
61,213	Match Group, Inc.	2,039,005
11,246	Meta Platforms, Inc., Class A	7,286,846
25,645	Pinterest, Inc., Class A (a)	669,847
1,034	Reddit, Inc., Class A (a)	223,830
		33,738,350
	IT Services — 2.7%
1,157	Accenture PLC, Class A	289,250
12,040	Akamai Technologies, Inc. (a)	1,077,821
43,043	Cognizant Technology Solutions Corp., Class A	3,344,871
67,173	DXC Technology Co. (a)	886,684
3,488	EPAM Systems, Inc. (a)	652,256
1,215	GoDaddy, Inc., Class A (a)	155,350
7,064	International Business Machines Corp.	2,179,809
4,566	Twilio, Inc., Class A (a)	592,164
15,115	VeriSign, Inc.	3,808,829
		12,987,034
	Leisure Products — 0.0%
2,696	Hasbro, Inc.	222,690
	Machinery — 0.6%
2,514	Fortive Corp.	134,449
5,920	PACCAR, Inc.	624,086
5,891	Snap-on, Inc.	2,003,235
		2,761,770
	Media — 1.4%
64,802	Comcast Corp., Class A	1,729,565
65,596	Fox Corp., Class A	4,296,538
8,582	Omnicom Group, Inc.	614,643
		6,640,746
	Metals & Mining — 1.2%
42,006	Newmont Corp.	3,811,204
6,313	Reliance, Inc.	1,763,347
2,293	Southern Copper Corp.	309,051
		5,883,602
	Multi-Utilities — 0.5%
22,940	Consolidated Edison, Inc.	2,302,258
1,936	DTE Energy Co.	265,290
		2,567,548

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 2.2%
32,651	APA Corp.	$815,296
14,168	Chevron Corp.	2,141,210
12,471	ConocoPhillips	1,106,053
37,057	Coterra Energy, Inc.	994,610
28,790	Devon Energy Corp.	1,066,957
19,931	EOG Resources, Inc.	2,149,558
11,247	Exxon Mobil Corp.	1,303,752
9,536	HF Sinclair Corp.	504,550
1,521	Valero Energy Corp.	268,852
		10,350,838
	Pharmaceuticals — 1.5%
28,754	Bristol-Myers Squibb Co.	1,414,697
1,692	Johnson & Johnson	350,109
31,168	Merck & Co., Inc.	3,267,341
115,335	Organon & Co.	889,233
48,262	Pfizer, Inc.	1,242,264
20,458	Viatris, Inc.	218,696
		7,382,340
	Professional Services — 0.9%
2,926	Jacobs Solutions, Inc.	394,454
7,806	Leidos Holdings, Inc.	1,491,727
20,672	Robert Half, Inc.	558,971
2,408	SS&C Technologies Holdings, Inc.	206,943
18,551	UL Solutions, Inc., Class A	1,692,037
		4,344,132
	Real Estate Management & Development — 0.3%
7,511	CBRE Group, Inc., Class A (a)	1,215,505
	Retail REITs — 0.3%
3,580	Regency Centers Corp.	254,753
6,111	Simon Property Group, Inc.	1,138,601
		1,393,354
	Semiconductors & Semiconductor Equipment — 11.0%
11,190	Applied Materials, Inc.	2,822,677
22,632	Broadcom, Inc.	9,119,791
4,113	Enphase Energy, Inc. (a)	118,660
1,383	KLA Corp.	1,625,675
23,115	Lam Research Corp.	3,605,940
167,483	NVIDIA Corp.	29,644,491
4,163	NXP Semiconductors N.V.	811,535
11,467	ON Semiconductor Corp. (a)	576,102
10,330	Qorvo, Inc. (a)	887,244
13,935	QUALCOMM, Inc.	2,342,334
18,285	Skyworks Solutions, Inc.	1,205,896
		52,760,345
Shares	Description	Value

	Software — 8.1%
3,937	Adobe, Inc. (a)	$1,260,352
3,192	AppLovin Corp., Class A (a)	1,913,540
906	Autodesk, Inc. (a)	274,826
647	Cadence Design Systems, Inc. (a)	201,761
8,015	Docusign, Inc. (a)	555,840
567	Fair Isaac Corp. (a)	1,023,906
6,512	Gen Digital, Inc.	171,721
5,156	Guidewire Software, Inc. (a)	1,113,593
2,424	Intuit, Inc.	1,537,010
52,598	Microsoft Corp.	25,878,742
9,463	Palantir Technologies, Inc., Class A (a)	1,594,042
1,012	PTC, Inc. (a)	177,535
5,130	Salesforce, Inc.	1,182,670
23,936	Zoom Communications, Inc. (a)	2,033,603
		38,919,141
	Specialized REITs — 0.9%
39,366	Gaming and Leisure Properties, Inc.	1,713,602
3,351	Public Storage	919,984
55,166	VICI Properties, Inc.	1,589,884
		4,223,470
	Specialty Retail — 2.3%
41,215	Bath & Body Works, Inc.	717,553
21,983	Best Buy Co., Inc.	1,742,812
1,891	Carvana Co. (a)	708,179
5,431	Chewy, Inc., Class A (a)	188,836
12,271	O’Reilly Automotive, Inc. (a)	1,247,961
19,266	TJX (The) Cos., Inc.	2,926,891
4,845	Ulta Beauty, Inc. (a)	2,610,631
20,790	Victoria’s Secret & Co. (a)	859,251
1,155	Williams-Sonoma, Inc.	207,912
		11,210,026
	Technology Hardware, Storage & Peripherals — 6.7%
96,247	Apple, Inc.	26,838,476
68,179	HP, Inc.	1,664,931
17,820	NetApp, Inc.	1,987,999
7,011	Seagate Technology Holdings PLC	1,939,874
		32,431,280
	Textiles, Apparel & Luxury Goods — 0.7%
5,871	Deckers Outdoor Corp. (a)	516,824
4,580	Ralph Lauren Corp.	1,682,371
11,810	Tapestry, Inc.	1,290,597
		3,489,792

First Trust Active Factor Large Cap ETF (AFLG)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 1.8%
88,597	Altria Group, Inc.	$5,228,109
22,763	Philip Morris International, Inc.	3,584,717
		8,812,826
	Trading Companies & Distributors — 0.6%
30,296	Fastenal Co.	1,223,959
7,342	Ferguson Enterprises, Inc.	1,847,761
		3,071,720
	Total Common Stocks	479,953,856
	(Cost $427,246,656)
MONEY MARKET FUNDS — 0.1%
787,581	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (b)	787,581
	(Cost $787,581)

	Total Investments — 99.9%	480,741,437
	(Cost $428,034,237)
	Net Other Assets and Liabilities — 0.1%	266,751
	Net Assets — 100.0%	$481,008,188

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$479,953,856	$479,953,856	$—	$—
Money Market Funds	787,581	787,581	—	—
Total Investments	$480,741,437	$480,741,437	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.0%
2,696	Carpenter Technology Corp.	$858,784
1,781	Curtiss-Wright Corp.	1,005,001
6,030	Leonardo DRS, Inc.	206,045
2,646	Woodward, Inc.	793,879
		2,863,709
	Air Freight & Logistics — 0.2%
1,376	C.H. Robinson Worldwide, Inc.	218,605
	Automobile Components — 2.1%
2,325	Adient PLC (a)	45,245
2,974	Autoliv, Inc.	350,902
18,872	BorgWarner, Inc.	812,628
1,533	Dorman Products, Inc. (a)	202,770
3,128	Lear Corp.	335,822
2,202	Visteon Corp.	227,357
		1,974,724
	Banks — 4.6%
11,124	Bank OZK	511,926
9,330	Cathay General Bancorp	451,945
18,282	Columbia Banking System, Inc.	506,777
1,119	Commerce Bancshares, Inc.	60,325
50,661	First Horizon Corp.	1,131,767
7,701	Hancock Whitney Corp.	466,604
5,095	Home BancShares, Inc.	142,966
2,287	International Bancshares Corp.	152,040
3,448	Popular, Inc.	395,520
3,718	Prosperity Bancshares, Inc.	255,464
5,175	Webster Financial Corp.	308,430
		4,383,764
	Beverages — 0.6%
4,081	Celsius Holdings, Inc. (a)	167,076
7,869	Molson Coors Beverage Co., Class B	365,987
		533,063
	Biotechnology — 5.0%
7,387	ADMA Biologics, Inc. (a)	141,683
1,665	BioMarin Pharmaceutical, Inc. (a)	93,124
30,177	Exelixis, Inc. (a)	1,332,918
13,635	Halozyme Therapeutics, Inc. (a)	973,539
4,238	Incyte Corp. (a)	442,702
393	Madrigal Pharmaceuticals, Inc. (a)	234,613
715	Neurocrine Biosciences, Inc. (a)	108,794
2,586	TG Therapeutics, Inc. (a)	86,010
2,733	United Therapeutics Corp. (a)	1,328,238
		4,741,621
Shares	Description	Value

	Broadline Retail — 1.2%
1,412	Dillard’s, Inc., Class A	$946,125
6,288	Macy’s, Inc.	140,599
		1,086,724
	Building Products — 2.3%
6,458	A.O. Smith Corp.	426,099
2,603	Armstrong World Industries, Inc.	493,893
1,431	Builders FirstSource, Inc. (a)	160,601
424	Carlisle Cos., Inc.	134,862
927	Fortune Brands Innovations, Inc.	47,861
7,220	Resideo Technologies, Inc. (a)	238,188
4,842	UFP Industries, Inc.	450,257
5,384	Zurn Elkay Water Solutions Corp.	256,817
		2,208,578
	Capital Markets — 3.5%
3,007	Affiliated Managers Group, Inc.	808,372
1,064	Evercore, Inc., Class A	340,554
18,462	Federated Hermes, Inc.	926,239
9,775	Franklin Resources, Inc.	220,817
1,268	Houlihan Lokey, Inc.	222,407
1,447	Janus Henderson Group PLC	63,248
6,257	Main Street Capital Corp.	363,156
3,146	SEI Investments Co.	254,386
1,279	Stifel Financial Corp.	156,038
		3,355,217
	Chemicals — 1.4%
813	Ashland, Inc.	43,008
3,751	Cabot Corp.	234,700
844	NewMarket Corp.	644,419
3,307	Olin Corp.	69,778
1,330	RPM International, Inc.	142,642
2,206	Sensient Technologies Corp.	215,063
		1,349,610
	Commercial Services & Supplies — 0.5%
10,281	HNI Corp.	426,867
	Communications Equipment — 1.8%
2,242	F5, Inc. (a)	536,197
1,893	Lumentum Holdings, Inc. (a)	615,528
19,323	NetScout Systems, Inc. (a)	519,402
		1,671,127
	Construction & Engineering — 4.2%
4,377	API Group Corp. (a)	173,154
1,311	Comfort Systems USA, Inc.	1,280,768
1,454	EMCOR Group, Inc.	894,312
145	IES Holdings, Inc. (a)	60,693
1,284	MasTec, Inc. (a)	274,622
1,540	Primoris Services Corp.	194,902

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering (Continued)
1,077	Sterling Infrastructure, Inc. (a)	$370,822
1,849	Valmont Industries, Inc.	763,582
		4,012,855
	Consumer Finance — 0.3%
1,836	FirstCash Holdings, Inc.	290,841
	Consumer Staples Distribution & Retail — 1.0%
14,074	Albertsons Cos., Inc., Class A	257,976
1,158	Maplebear, Inc. (a)	48,648
6,045	Sprouts Farmers Market, Inc. (a)	506,632
1,324	US Foods Holding Corp. (a)	104,159
		917,415
	Containers & Packaging — 1.3%
7,557	Crown Holdings, Inc.	731,744
3,529	Greif, Inc., Class A	231,608
5,293	Sonoco Products Co.	223,206
		1,186,558
	Distributors — 0.0%
1,208	LKQ Corp.	35,865
	Diversified Consumer Services — 1.7%
1,863	Adtalem Global Education, Inc. (a)	172,439
554	Duolingo, Inc. (a)	106,041
416	Graham Holdings Co., Class B	460,304
1,745	Grand Canyon Education, Inc. (a)	275,256
11,284	H&R Block, Inc.	475,282
2,429	Stride, Inc. (a)	154,315
		1,643,637
	Diversified REITs — 0.4%
5,888	WP Carey, Inc.	396,675
	Electric Utilities — 0.7%
3,845	NRG Energy, Inc.	651,689
	Electrical Equipment — 1.5%
2,930	Atkore, Inc.	196,163
2,466	Bloom Energy Corp., Class A (a)	269,386
3,234	EnerSys	462,818
3,361	Nextpower, Inc., Class A (a)	307,935
5,878	Sensata Technologies Holding PLC	188,507
		1,424,809
	Electronic Equipment, Instruments & Components — 5.0%
2,030	Arrow Electronics, Inc. (a)	219,260
1,691	Avnet, Inc.	80,339
Shares	Description	Value

	Electronic Equipment, Instruments & Components (Continued)
832	Badger Meter, Inc.	$148,545
25,157	Flex Ltd. (a)	1,487,030
605	Insight Enterprises, Inc. (a)	52,375
788	Itron, Inc. (a)	78,044
5,291	Jabil, Inc.	1,114,867
6,652	Sanmina Corp. (a)	1,038,810
2,927	TD SYNNEX Corp.	446,309
2,369	Vontier Corp.	85,947
		4,751,526
	Energy Equipment & Services — 0.3%
18,920	NOV, Inc.	290,611
	Entertainment — 1.2%
6,312	Liberty Media Corp.-Liberty Live, Class C (a)	499,973
3,339	TKO Group Holdings, Inc.	647,399
		1,147,372
	Financial Services — 3.5%
19,205	Enact Holdings, Inc.	743,426
6,490	Essent Group Ltd.	407,312
228	Jack Henry & Associates, Inc.	39,781
37,786	MGIC Investment Corp.	1,071,233
4,378	Paymentus Holdings, Inc., Class A (a)	152,004
15,683	Radian Group, Inc.	557,531
4,302	Voya Financial, Inc.	302,431
9,030	Western Union (The) Co.	79,374
		3,353,092
	Food Products — 1.4%
6,987	Cal-Maine Foods, Inc.	582,157
1,715	Conagra Brands, Inc.	30,613
3,508	Ingredion, Inc.	377,250
9,896	Pilgrim’s Pride Corp.	376,444
		1,366,464
	Gas Utilities — 2.3%
13,804	National Fuel Gas Co.	1,138,140
25,407	UGI Corp.	1,004,847
		2,142,987
	Ground Transportation — 0.2%
816	Ryder System, Inc.	141,339
	Health Care Equipment & Supplies — 1.0%
2,107	iRhythm Technologies, Inc. (a)	396,137
5,019	LivaNova PLC (a)	320,262
1,281	Masimo Corp. (a)	182,453
340	Teleflex, Inc.	38,903
		937,755

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services — 3.2%
8,377	BrightSpring Health Services, Inc. (a)	$302,912
1,626	Cardinal Health, Inc.	345,135
678	Chemed Corp.	297,771
2,109	Encompass Health Corp.	245,108
2,633	Guardant Health, Inc. (a)	285,470
3,796	Henry Schein, Inc. (a)	283,068
4,799	Hims & Hers Health, Inc. (a)	190,808
1,490	Molina Healthcare, Inc. (a)	220,907
5,037	Option Care Health, Inc. (a)	156,651
956	Tenet Healthcare Corp. (a)	207,299
2,027	Universal Health Services, Inc., Class B	493,838
		3,028,967
	Health Care REITs — 1.5%
13,729	American Healthcare REIT, Inc.	697,159
7,390	Omega Healthcare Investors, Inc.	339,349
19,916	Sabra Health Care REIT, Inc.	388,561
		1,425,069
	Health Care Technology — 0.1%
2,046	Doximity, Inc., Class A (a)	105,246
	Hotel & Resort REITs — 0.8%
18,309	Apple Hospitality REIT, Inc.	217,694
26,082	Host Hotels & Resorts, Inc.	459,826
4,032	Park Hotels & Resorts, Inc.	43,626
		721,146
	Hotels, Restaurants & Leisure — 0.8%
3,368	Boyd Gaming Corp.	280,554
2,960	Brinker International, Inc. (a)	455,219
		735,773
	Household Durables — 2.5%
747	Installed Building Products, Inc.	200,211
3,661	KB Home	235,512
3,858	PulteGroup, Inc.	490,699
8,492	Taylor Morrison Home Corp. (a)	532,364
4,762	Toll Brothers, Inc.	665,870
7,133	Tri Pointe Homes, Inc. (a)	243,378
		2,368,034
	Independent Power and Renewable Electricity Producers — 0.7%
812	Talen Energy Corp. (a)	320,147
1,890	Vistra Corp.	338,046
		658,193
	Industrial REITs — 0.2%
5,505	STAG Industrial, Inc.	216,236
Shares	Description	Value

	Insurance — 4.6%
1,067	Brighthouse Financial, Inc. (a)	$69,942
6,404	Globe Life, Inc.	862,811
2,713	Hanover Insurance Group (The), Inc.	503,397
29,889	Old Republic International Corp.	1,377,883
1,101	Primerica, Inc.	283,309
1,251	RenaissanceRe Holdings Ltd.	326,724
12,389	Unum Group	941,192
		4,365,258
	Interactive Media & Services — 0.7%
13,963	Match Group, Inc.	465,108
5,275	Ziff Davis, Inc. (a)	173,125
		638,233
	IT Services — 0.5%
1,287	ASGN, Inc. (a)	57,928
2,100	DXC Technology Co. (a)	27,720
1,192	EPAM Systems, Inc. (a)	222,904
1,157	GoDaddy, Inc., Class A (a)	147,934
		456,486
	Leisure Products — 0.6%
614	Hasbro, Inc.	50,716
25,621	Mattel, Inc. (a)	541,116
		591,832
	Life Sciences Tools & Services — 0.5%
847	Medpace Holdings, Inc. (a)	501,814
	Machinery — 6.6%
5,488	Allison Transmission Holdings, Inc.	486,566
978	Donaldson Co., Inc.	87,922
995	Esab Corp.	111,679
1,116	ESCO Technologies, Inc.	237,608
2,432	Federal Signal Corp.	277,248
17,933	Kennametal, Inc.	496,385
455	Lincoln Electric Holdings, Inc.	108,941
2,046	Middleby (The) Corp. (a)	241,837
9,066	Mueller Industries, Inc.	996,081
6,308	Mueller Water Products, Inc., Class A	152,906
4,681	Oshkosh Corp.	600,011
771	RBC Bearings, Inc. (a)	343,072
1,602	Snap-on, Inc.	544,760
3,906	Terex Corp.	180,496
6,153	Timken (The) Co.	500,793
3,737	Toro (The) Co.	260,618
2,144	Watts Water Technologies, Inc., Class A	591,487
		6,218,410

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Marine Transportation — 0.4%
3,420	Matson, Inc.	$372,712
	Media — 0.7%
5,218	New York Times (The) Co., Class A	336,561
1,916	Nexstar Media Group, Inc.	368,140
		704,701
	Metals & Mining — 0.9%
660	Alpha Metallurgical Resources, Inc. (a)	105,079
11,496	Coeur Mining, Inc. (a)	198,536
1,755	MP Materials Corp. (a)	108,722
388	Reliance, Inc.	108,376
1,657	Royal Gold, Inc.	337,763
		858,476
	Oil, Gas & Consumable Fuels — 2.1%
25,816	Antero Midstream Corp.	464,946
2,217	APA Corp.	55,358
3,310	Chord Energy Corp.	310,677
6,071	Civitas Resources, Inc.	178,305
7,649	Murphy Oil Corp.	245,303
22,948	Peabody Energy Corp.	625,104
1,141	SM Energy Co.	21,736
147	Texas Pacific Land Corp.	127,051
		2,028,480
	Paper & Forest Products — 0.2%
12,057	Magnera Corp. (a)	170,727
	Personal Care Products — 0.4%
292	Interparfums, Inc.	23,731
36,856	Nu Skin Enterprises, Inc., Class A	364,506
		388,237
	Pharmaceuticals — 1.0%
2,054	Corcept Therapeutics, Inc. (a)	163,088
2,414	Jazz Pharmaceuticals PLC (a)	426,143
7,366	Organon & Co.	56,792
4,653	Prestige Consumer Healthcare, Inc. (a)	277,086
		923,109
	Professional Services — 2.7%
430	Booz Allen Hamilton Holding Corp.	35,888
332	CACI International, Inc., Class A (a)	204,877
2,867	Concentrix Corp.	103,814
8,997	ExlService Holdings, Inc. (a)	357,451
Shares	Description	Value

	Professional Services (Continued)
18,126	Genpact Ltd.	$798,631
6,098	KBR, Inc.	251,360
1,761	ManpowerGroup, Inc.	50,646
4,073	Maximus, Inc.	350,645
5,116	Science Applications International Corp.	441,050
		2,594,362
	Real Estate Management & Development — 0.4%
1,257	Jones Lang LaSalle, Inc. (a)	409,392
	Residential REITs — 0.0%
348	Camden Property Trust	37,006
	Retail REITs — 0.4%
2,498	Brixmor Property Group, Inc.	65,298
6,882	NNN REIT, Inc.	284,571
566	Regency Centers Corp.	40,276
		390,145
	Semiconductors & Semiconductor Equipment — 2.7%
5,449	Allegro MicroSystems, Inc. (a)	145,434
4,390	Axcelis Technologies, Inc. (a)	363,360
6,327	Cirrus Logic, Inc. (a)	761,391
769	Impinj, Inc. (a)	132,168
1,446	MACOM Technology Solutions Holdings, Inc. (a)	253,036
2,383	Qorvo, Inc. (a)	204,676
3,102	Rambus, Inc. (a)	296,458
1,423	Silicon Laboratories, Inc. (a)	181,546
2,957	Skyworks Solutions, Inc.	195,014
		2,533,083
	Software — 4.1%
3,264	ACI Worldwide, Inc. (a)	152,951
7,432	Box, Inc., Class A (a)	219,541
2,201	Commvault Systems, Inc. (a)	271,823
2,352	Docusign, Inc. (a)	163,111
3,410	Dolby Laboratories, Inc., Class A	230,004
22,318	Dropbox, Inc., Class A (a)	666,862
95	Fair Isaac Corp. (a)	171,554
1,693	Gen Digital, Inc.	44,644
1,421	Guidewire Software, Inc. (a)	306,908
719	Intapp, Inc. (a)	31,054
2,541	InterDigital, Inc.	909,043
4,037	Life360, Inc. (a)	321,386
4,517	Pegasystems, Inc.	247,396
925	Q2 Holdings, Inc. (a)	66,720
3,367	Teradata Corp. (a)	96,431
		3,899,428

First Trust Active Factor Mid Cap ETF (AFMC)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialized REITs — 1.4%
13,265	EPR Properties	$693,362
13,188	Gaming and Leisure Properties, Inc.	574,074
624	Lamar Advertising Co., Class A	82,611
		1,350,047
	Specialty Retail — 2.8%
1,416	Abercrombie & Fitch Co., Class A (a)	138,584
4,797	Academy Sports & Outdoors, Inc.	231,455
15,630	American Eagle Outfitters, Inc.	318,852
880	Asbury Automotive Group, Inc. (a)	204,662
5,733	Bath & Body Works, Inc.	99,812
4,791	Chewy, Inc., Class A (a)	166,583
15,818	Gap (The), Inc.	428,193
5,374	Urban Outfitters, Inc. (a)	398,052
1,925	Wayfair, Inc., Class A (a)	213,290
2,608	Williams-Sonoma, Inc.	469,466
		2,668,949
	Technology Hardware, Storage & Peripherals — 0.6%
3,919	NetApp, Inc.	437,203
1,654	Pure Storage, Inc., Class A (a)	147,140
		584,343
	Textiles, Apparel & Luxury Goods — 2.1%
2,151	Carter’s, Inc.	68,639
2,920	Columbia Sportswear Co.	156,833
2,491	Crocs, Inc. (a)	211,685
3,187	PVH Corp.	270,130
1,713	Ralph Lauren Corp.	629,236
5,737	Tapestry, Inc.	626,940
		1,963,463
	Trading Companies & Distributors — 1.4%
1,095	Applied Industrial Technologies, Inc.	283,408
2,088	Boise Cascade Co.	159,189
3,056	Core & Main, Inc., Class A (a)	147,727
3,146	MSC Industrial Direct Co., Inc., Class A	279,868
1,547	WESCO International, Inc.	413,683
		1,283,875
	Total Common Stocks	94,696,331
	(Cost $86,526,884)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
130,209	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (b)	$130,209
	(Cost $130,209)

	Total Investments — 100.0%	94,826,540
	(Cost $86,657,093)
	Net Other Assets and Liabilities — 0.0%	25,799
	Net Assets — 100.0%	$94,852,339

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$94,696,331	$94,696,331	$—	$—
Money Market Funds	130,209	130,209	—	—
Total Investments	$94,826,540	$94,826,540	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 1.4%
3,604	Astronics Corp. (a)	$196,670
1,479	Carpenter Technology Corp.	471,121
		667,791
	Air Freight & Logistics — 0.2%
3,009	Hub Group, Inc., Class A	116,057
	Automobile Components — 1.4%
6,030	Adient PLC (a)	117,344
1,918	Dorman Products, Inc. (a)	253,694
1,385	Garrett Motion, Inc.	22,894
5,104	Phinia, Inc.	276,075
178	Standard Motor Products, Inc.	6,682
		676,689
	Banks — 9.5%
3,361	Amalgamated Financial Corp.	98,645
12,501	Ames National Corp.	272,772
38	BancFirst Corp.	4,212
4,056	Bancorp (The), Inc. (a)	259,868
2,022	Bank First Corp.	252,204
4,870	Bank of NT Butterfield & Son (The) Ltd.	226,163
1,821	Cathay General Bancorp	88,209
1,532	Central Pacific Financial Corp.	45,562
2,019	City Holding Co.	244,925
4,611	ConnectOne Bancorp, Inc.	116,520
1,275	Esquire Financial Holdings, Inc.	130,126
11,478	First BanCorp	226,920
4,416	First Financial Corp.	257,762
977	First Hawaiian, Inc.	24,347
3,651	First Interstate BancSystem, Inc., Class A	119,899
1,112	Hancock Whitney Corp.	67,376
1,032	Heritage Financial Corp.	24,706
4,750	Home BancShares, Inc.	133,285
1,759	Independent Bank Corp.	126,736
1,999	International Bancshares Corp.	132,894
1,614	Metropolitan Bank Holding Corp.	120,421
1,014	Nicolet Bankshares, Inc.	127,744
8,604	Northeast Community Bancorp, Inc.	182,061
5,851	OceanFirst Financial Corp.	110,291
3,013	OFG Bancorp	119,706
731	Park National Corp.	112,245
7,296	Peoples Bancorp of North Carolina, Inc.	238,944
3,396	Peoples Bancorp, Inc.	100,623
3,112	Preferred Bank	293,804
Shares	Description	Value

	Banks (Continued)
3,155	S&T Bancorp, Inc.	$124,559
4,050	Trustmark Corp.	157,545
		4,541,074
	Biotechnology — 6.3%
5,910	ACADIA Pharmaceuticals, Inc. (a)	147,986
16,571	ADMA Biologics, Inc. (a)	317,832
7,539	Alkermes PLC (a)	223,004
5,498	Arcutis Biotherapeutics, Inc. (a)	168,514
2,096	Aurinia Pharmaceuticals, Inc. (a)	33,787
11,342	BioCryst Pharmaceuticals, Inc. (a)	81,436
16,210	Catalyst Pharmaceuticals, Inc. (a)	379,476
6,228	Halozyme Therapeutics, Inc. (a)	444,679
7,794	Kiniksa Pharmaceuticals International PLC (a)	331,401
588	Krystal Biotech, Inc. (a)	128,184
1,902	Mirum Pharmaceuticals, Inc. (a)	138,941
2,212	Rigel Pharmaceuticals, Inc. (a)	111,684
4,679	TG Therapeutics, Inc. (a)	155,623
6,947	Veracyte, Inc. (a)	328,871
		2,991,418
	Broadline Retail — 1.1%
2,116	Groupon, Inc. (a)	35,781
6,029	Kohl’s Corp.	148,253
15,255	Macy’s, Inc.	341,102
		525,136
	Building Products — 0.6%
2,611	Apogee Enterprises, Inc.	95,067
331	Griffon Corp.	24,825
3,010	Janus International Group, Inc. (a)	18,692
9,983	Masterbrand, Inc. (a)	110,711
695	Zurn Elkay Water Solutions Corp.	33,152
		282,447
	Capital Markets — 2.3%
3,456	Acadian Asset Management, Inc.	154,967
597	Artisan Partners Asset Management, Inc., Class A	24,764
4,985	Federated Hermes, Inc.	250,098
417	Main Street Capital Corp.	24,203
9,670	Patria Investments Ltd., Class A	145,727
804	PJT Partners, Inc., Class A	135,080
1,551	Victory Capital Holdings, Inc., Class A	97,542
2,970	Virtu Financial, Inc., Class A	106,207
1,099	Virtus Investment Partners, Inc.	175,389
		1,113,977

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals — 2.0%
1,757	Hawkins, Inc.	$228,445
17,080	Perimeter Solutions, Inc. (a)	476,190
2,689	Sensient Technologies Corp.	262,151
		966,786
	Commercial Services & Supplies — 2.1%
1,053	Brady Corp., Class A	82,387
1,925	Cimpress PLC (a)	132,536
2,285	Deluxe Corp.	46,431
8,268	Ennis, Inc.	144,194
4,412	Healthcare Services Group, Inc. (a)	82,857
430	HNI Corp.	17,854
10,283	Interface, Inc.	286,998
5,918	MillerKnoll, Inc.	93,682
11,667	Pitney Bowes, Inc.	115,037
		1,001,976
	Communications Equipment — 2.5%
5,178	Calix, Inc. (a)	286,188
4,920	CommScope Holding Co., Inc. (a)	97,121
6,761	Digi International, Inc. (a)	282,812
20,562	Harmonic, Inc. (a)	196,573
8,658	NETGEAR, Inc. (a)	229,004
4,633	NetScout Systems, Inc. (a)	124,535
		1,216,233
	Construction & Engineering — 3.3%
470	Comfort Systems USA, Inc.	459,162
452	EMCOR Group, Inc.	278,012
550	IES Holdings, Inc. (a)	230,213
443	Limbach Holdings, Inc. (a)	31,342
863	Sterling Infrastructure, Inc. (a)	297,140
4,395	Tutor Perini Corp. (a)	301,277
		1,597,146
	Construction Materials — 0.3%
1,070	United States Lime & Minerals, Inc.	130,080
	Consumer Finance — 0.8%
2,169	Bread Financial Holdings, Inc.	146,906
768	Dave, Inc. (a)	167,624
518	FirstCash Holdings, Inc.	82,056
		396,586
	Consumer Staples Distribution & Retail — 1.1%
2,582	Andersons (The), Inc.	132,973
1,656	Ingles Markets, Inc., Class A	127,379
Shares	Description	Value

	Consumer Staples Distribution & Retail (Continued)
649	PriceSmart, Inc.	$79,892
2,039	Sprouts Farmers Market, Inc. (a)	170,889
321	Weis Markets, Inc.	20,855
		531,988
	Containers & Packaging — 0.2%
3,434	TriMas Corp.	116,996
	Distributors — 0.3%
3,805	GigaCloud Technology, Inc., Class A (a)	141,166
	Diversified Consumer Services — 2.1%
1,597	Adtalem Global Education, Inc. (a)	147,818
435	Frontdoor, Inc. (a)	23,460
27	Graham Holdings Co., Class B	29,876
868	Grand Canyon Education, Inc. (a)	136,918
3,522	H&R Block, Inc.	148,347
6,287	Laureate Education, Inc. (a)	194,268
7,040	Perdoceo Education Corp.	196,838
5,340	Universal Technical Institute, Inc. (a)	122,927
		1,000,452
	Diversified Telecommunication Services — 0.2%
2,237	IDT Corp., Class B	111,335
	Electric Utilities — 0.3%
1,865	Otter Tail Corp.	153,303
	Electrical Equipment — 0.6%
97	Acuity, Inc.	35,542
2,985	Atkore, Inc.	199,846
810	Power Solutions International, Inc. (a)	43,805
		279,193
	Electronic Equipment, Instruments & Components — 4.3%
399	Avnet, Inc.	18,956
598	Badger Meter, Inc.	106,767
2,351	Bel Fuse, Inc., Class B	362,124
7,540	Daktronics, Inc. (a)	142,732
571	ePlus, Inc.	51,162
3,165	nLight, Inc. (a)	111,503
1,457	PC Connection, Inc.	84,564
3,053	Sanmina Corp. (a)	476,772
4,830	ScanSource, Inc. (a)	198,610
6,938	TTM Technologies, Inc. (a)	486,909
		2,040,099

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment — 0.2%
4,121	Cinemark Holdings, Inc.	$112,833
	Financial Services — 2.2%
7,850	Enact Holdings, Inc.	303,874
2,624	Essent Group Ltd.	164,682
10,452	MGIC Investment Corp.	296,314
1,121	NMI Holdings, Inc. (a)	42,766
3,051	Radian Group, Inc.	108,463
1,281	Sezzle, Inc. (a)	79,102
4,380	Western Union (The) Co.	38,500
		1,033,701
	Food Products — 1.3%
3,945	Cal-Maine Foods, Inc.	328,697
642	Fresh Del Monte Produce, Inc.	23,202
1,111	Seneca Foods Corp., Class A (a)	134,376
3,192	Tootsie Roll Industries, Inc.	122,445
		608,720
	Gas Utilities — 0.1%
1,543	MDU Resources Group, Inc.	32,897
	Health Care Equipment & Supplies — 3.4%
1,208	Avanos Medical, Inc. (a)	14,182
1,573	Axogen, Inc. (a)	45,066
238	Glaukos Corp. (a)	25,297
1,955	Globus Medical, Inc., Class A (a)	177,983
8,562	Inmode Ltd. (a)	122,008
1,805	iRhythm Technologies, Inc. (a)	339,358
2,446	Lantheus Holdings, Inc. (a)	143,996
1,127	LeMaitre Vascular, Inc.	93,485
2,127	LivaNova PLC (a)	135,724
2,836	Omnicell, Inc. (a)	103,542
1,199	SI-BONE, Inc. (a)	23,333
11,174	Tactile Systems Technology, Inc. (a)	287,284
585	UFP Technologies, Inc. (a)	132,614
		1,643,872
	Health Care Providers & Services — 3.1%
185	Addus HomeCare Corp. (a)	22,237
3,443	AMN Healthcare Services, Inc. (a)	57,326
4,074	Astrana Health, Inc. (a)	93,865
5,400	BrightSpring Health Services, Inc. (a)	195,264
1,179	CorVel Corp. (a)	86,279
2,137	GeneDx Holdings Corp. (a)	356,772
3,815	Hims & Hers Health, Inc. (a)	151,684
1,224	National HealthCare Corp.	166,819
969	Option Care Health, Inc. (a)	30,136
Shares	Description	Value

	Health Care Providers & Services (Continued)
6,562	Owens & Minor, Inc. (a)	$17,849
11,450	Progyny, Inc. (a)	301,937
		1,480,168
	Health Care REITs — 1.9%
8,610	American Healthcare REIT, Inc.	437,216
3,545	National Health Investors, Inc.	281,756
8,794	Sabra Health Care REIT, Inc.	171,571
		890,543
	Health Care Technology — 0.6%
11,319	Certara, Inc. (a)	103,682
1,801	Phreesia, Inc. (a)	36,903
7,633	Simulations Plus, Inc. (a)	129,761
		270,346
	Hotel & Resort REITs — 0.1%
1,746	Apple Hospitality REIT, Inc.	20,760
1,950	Park Hotels & Resorts, Inc.	21,099
		41,859
	Hotels, Restaurants & Leisure — 1.0%
1,866	Brinker International, Inc. (a)	286,972
4,261	Rush Street Interactive, Inc. (a)	78,573
12,038	Super Group SGHC Ltd.	130,372
		495,917
	Household Durables — 1.9%
260	Cavco Industries, Inc. (a)	154,869
3,796	Ethan Allen Interiors, Inc.	89,738
1,926	Green Brick Partners, Inc. (a)	130,737
4,552	Helen of Troy Ltd. (a)	86,260
1,028	M/I Homes, Inc. (a)	141,443
832	Taylor Morrison Home Corp. (a)	52,158
6,745	Tri Pointe Homes, Inc. (a)	230,139
		885,344
	Independent Power and Renewable Electricity Producers — 0.3%
6,429	Hallador Energy Co. (a)	131,087
	Industrial REITs — 0.3%
3,287	Innovative Industrial Properties, Inc.	162,542
	Insurance — 2.7%
12,214	Fidelis Insurance Holdings Ltd.	232,555
11,215	Hamilton Insurance Group Ltd., Class B (a)	305,945
815	HCI Group, Inc.	144,866
3,349	Heritage Insurance Holdings, Inc. (a)	97,288

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
15,236	SiriusPoint Ltd. (a)	$316,909
5,167	Universal Insurance Holdings, Inc.	171,183
		1,268,746
	Interactive Media & Services — 1.2%
4,163	Angi, Inc. (a)	47,542
698	Cargurus, Inc. (a)	24,625
9,934	Cars.com, Inc. (a)	115,234
3,592	EverQuote, Inc., Class A (a)	94,793
7,955	TripAdvisor, Inc. (a)	118,291
591	Yelp, Inc. (a)	17,086
5,334	Ziff Davis, Inc. (a)	175,062
		592,633
	IT Services — 0.2%
633	ASGN, Inc. (a)	28,491
5,361	DXC Technology Co. (a)	70,765
823	Hackett Group (The), Inc.	15,201
		114,457
	Life Sciences Tools & Services — 0.9%
7,832	Adaptive Biotechnologies Corp. (a)	153,977
431	Medpace Holdings, Inc. (a)	255,350
53	OmniAb, Inc. - 12.5 Earnout Shares (a) (b) (c) (d)	0
53	OmniAb, Inc. - 15 Earnout Shares (a) (b) (c) (d)	0
		409,327
	Machinery — 2.8%
109	Alamo Group, Inc.	17,480
5,253	Blue Bird Corp. (a)	274,312
737	ESCO Technologies, Inc.	156,915
2,514	Hyster-Yale, Inc.	73,107
1,742	Kennametal, Inc.	48,219
1,314	Mueller Industries, Inc.	144,369
10,323	Mueller Water Products, Inc., Class A	250,229
904	SPX Technologies, Inc. (a)	194,396
2,341	Terex Corp.	108,178
251	Watts Water Technologies, Inc., Class A	69,246
		1,336,451
	Marine Transportation — 1.1%
15,405	Genco Shipping & Trading Ltd.	291,463
1,935	Matson, Inc.	210,876
		502,339
Shares	Description	Value

	Media — 0.5%
11,892	AMC Networks, Inc., Class A (a)	$106,077
4,324	Scholastic Corp.	127,731
		233,808
	Metals & Mining — 1.4%
1,404	Alpha Metallurgical Resources, Inc. (a)	223,531
8,996	Caledonia Mining Corp. PLC	277,167
22,334	SunCoke Energy, Inc.	145,617
		646,315
	Multi-Utilities — 0.2%
2,003	Avista Corp.	82,884
	Office REITs — 0.2%
4,071	Highwoods Properties, Inc.	113,174
	Oil, Gas & Consumable Fuels — 3.5%
12,972	Ardmore Shipping Corp.	158,648
1,040	Chord Energy Corp.	97,614
5,759	Civitas Resources, Inc.	169,142
9,550	DHT Holdings, Inc.	124,436
5,062	Dorian LPG Ltd.	125,436
605	International Seaways, Inc.	32,047
1,026	Magnolia Oil & Gas Corp., Class A	23,742
1,604	Murphy Oil Corp.	51,440
3,450	Par Pacific Holdings, Inc. (a)	157,492
5,661	Peabody Energy Corp.	154,206
3,248	Scorpio Tankers, Inc.	186,208
5,410	Teekay Tankers Ltd., Class A	311,995
4,718	Vitesse Energy, Inc.	99,833
		1,692,239
	Paper & Forest Products — 0.5%
4,809	Sylvamo Corp.	227,802
	Passenger Airlines — 0.5%
1,222	SkyWest, Inc. (a)	124,058
7,059	Sun Country Airlines Holdings, Inc. (a)	96,708
		220,766
	Personal Care Products — 0.8%
166	Interparfums, Inc.	13,491
5,884	Medifast, Inc. (a)	64,548
25,089	Nu Skin Enterprises, Inc., Class A	248,130
3,399	USANA Health Sciences, Inc. (a)	67,470
		393,639
	Pharmaceuticals — 4.0%
1,467	ANI Pharmaceuticals, Inc. (a)	124,475

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
4,999	Corcept Therapeutics, Inc. (a)	$396,921
14,426	CorMedix, Inc. (a)	141,519
3,250	Eton Pharmaceuticals, Inc. (a)	52,487
3,704	Harmony Biosciences Holdings, Inc. (a)	130,714
735	Harrow, Inc. (a)	30,708
4,314	Indivior PLC (a)	144,950
7,756	Innoviva, Inc. (a)	168,538
415	Ligand Pharmaceuticals, Inc. (a)	84,320
7,725	Pacira BioSciences, Inc. (a)	182,078
23,529	SIGA Technologies, Inc.	142,586
2,903	Supernus Pharmaceuticals, Inc. (a)	132,348
2,375	Tarsus Pharmaceuticals, Inc. (a)	189,905
		1,921,549
	Professional Services — 2.3%
2,733	Barrett Business Services, Inc.	95,901
1,455	Concentrix Corp.	52,686
870	CRA International, Inc.	153,416
3,587	ExlService Holdings, Inc. (a)	142,511
1,162	Huron Consulting Group, Inc. (a)	191,277
8,556	Kelly Services, Inc., Class A	73,924
852	ManpowerGroup, Inc.	24,504
601	Maximus, Inc.	51,740
1,160	Resolute Holdings Management, Inc. (a)	206,062
1,156	Willdan Group, Inc. (a)	116,640
		1,108,661
	Real Estate Management & Development — 0.7%
10,466	Cushman & Wakefield Ltd. (a)	175,306
11,752	RMR Group (The), Inc., Class A	179,218
		354,524
	Retail REITs — 0.1%
8,710	SITE Centers Corp.	64,106
	Semiconductors & Semiconductor Equipment — 2.7%
2,929	ACM Research, Inc., Class A (a)	97,858
3,233	Axcelis Technologies, Inc. (a)	267,595
2,385	Credo Technology Group Holding Ltd. (a)	423,576
4,349	Penguin Solutions, Inc. (a)	87,980
5,810	Photronics, Inc. (a)	133,107
3,115	Rambus, Inc. (a)	297,701
		1,307,817
	Software — 6.0%
5,830	A10 Networks, Inc.	100,393
2,682	ACI Worldwide, Inc. (a)	125,678
Shares	Description	Value

	Software (Continued)
1,491	Adeia, Inc.	$18,444
1,156	Alarm.com Holdings, Inc. (a)	60,066
8,908	Clear Secure, Inc., Class A	316,234
1,704	Commvault Systems, Inc. (a)	210,444
2,076	Intapp, Inc. (a)	89,662
1,401	InterDigital, Inc.	501,208
3,349	Life360, Inc. (a)	266,614
1,675	LiveRamp Holdings, Inc. (a)	48,324
23,076	Mitek Systems, Inc. (a)	204,453
14,188	OneSpan, Inc.	173,094
2,285	Pagaya Technologies Ltd., Class A (a)	57,011
1,427	Q2 Holdings, Inc. (a)	102,929
5,287	Red Violet, Inc.	286,502
2,783	Sapiens International Corp. N.V.	120,420
5,272	Teradata Corp. (a)	150,990
6,811	Yext, Inc. (a)	57,349
		2,889,815
	Specialized REITs — 0.5%
4,205	EPR Properties	219,795
	Specialty Retail — 3.1%
1,221	Abercrombie & Fitch Co., Class A (a)	119,499
3,079	Academy Sports & Outdoors, Inc.	148,562
5,080	American Eagle Outfitters, Inc.	103,632
2,285	Buckle (The), Inc.	129,057
7,354	Caleres, Inc.	86,115
699	Carvana Co. (a)	261,776
5,805	National Vision Holdings, Inc. (a)	167,474
3,894	Sally Beauty Holdings, Inc. (a)	61,759
1,664	Signet Jewelers Ltd.	166,666
5,943	ThredUp, Inc., Class A (a)	44,691
674	Upbound Group, Inc.	12,078
2,149	Urban Outfitters, Inc. (a)	159,177
		1,460,486
	Technology Hardware, Storage & Peripherals — 0.4%
8,424	CompoSecure, Inc., Class A (a)	167,385
	Textiles, Apparel & Luxury Goods — 1.1%
1,042	Carter’s, Inc.	33,250
8,648	G-III Apparel Group Ltd. (a)	252,089
481	Kontoor Brands, Inc.	35,762
1,103	Movado Group, Inc.	23,097
1,590	PVH Corp.	134,769
3,572	Wolverine World Wide, Inc.	57,902
		536,869

First Trust Active Factor Small Cap ETF (AFSM)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 1.0%
3,471	Turning Point Brands, Inc.	$347,656
2,003	Universal Corp.	105,678
		453,334
	Trading Companies & Distributors — 2.1%
1,102	Applied Industrial Technologies, Inc.	285,220
2,247	Boise Cascade Co.	171,311
7,390	DNOW, Inc. (a)	103,164
2,110	DXP Enterprises, Inc. (a)	198,319
19,265	Hudson Technologies, Inc. (a)	131,002
1,983	Xometry, Inc., Class A (a)	115,946
		1,004,962
	Total Common Stocks	47,711,640
	(Cost $44,304,737)
MONEY MARKET FUNDS — 0.2%
71,518	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (e)	71,518
	(Cost $71,518)

	Total Investments — 100.0%	47,783,158
	(Cost $44,376,255)
	Net Other Assets and Liabilities — 0.0%	16,558
	Net Assets — 100.0%	$47,799,716

(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding Rule 144A securities (see Restricted Securities table).
(c)
This security is fair valued by First Trust Advisors L.P.’s
(the “Advisor”) Pricing Committee in accordance with
procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act
of 1940 and rules thereunder, as amended. At November 30,
2025, securities noted as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs in the Additional Information section).
(e)	Rate shown reflects yield as of November 30, 2025.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Life Sciences Tools & Services	$409,327	$409,327	$—	$— **
Other Industry Categories*	47,302,313	47,302,313	—	—
Money Market Funds	71,518	71,518	—	—
Total Investments	$47,783,158	$47,783,158	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Restricted Securities
As of November 30, 2025, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets

OmniAb, Inc. - 12.5 Earnout Shares	11/02/22	53	$0.00	$0	$0	0.00%
OmniAb, Inc. - 15 Earnout Shares	11/02/22	53	0.00	0	0	0.00
				$0	$0	0.00%

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Aerospace & Defense — 2.8%
3,502	AeroVironment, Inc. (b)	$978,669
5,610	BWX Technologies, Inc.	1,003,517
3,703	Carpenter Technology Corp.	1,179,554
21,177	Firefly Aerospace, Inc. (b)	375,045
43,619	Intuitive Machines, Inc. (b)	414,380
31,547	Leonardo DRS, Inc.	1,077,961
24,918	MDA Space Ltd. (CAD) (b)	431,511
8,727	Rocket Lab Corp. (b)	367,756
		5,828,393
	Automobiles — 1.0%
4,987	Tesla, Inc. (b)	2,145,258
	Biotechnology — 10.5%
11,168	AbbVie, Inc.	2,542,954
184,040	Amicus Therapeutics, Inc. (b)	1,827,517
2,827	Argenx SE (EUR) (b)	2,566,511
9,974	Ascendis Pharma A/S, ADR (b)	2,117,779
34,641	Halozyme Therapeutics, Inc. (b)	2,473,367
37,385	Ideaya Biosciences, Inc. (b)	1,331,654
4,667	Madrigal Pharmaceuticals, Inc. (b)	2,786,106
24,017	Mirum Pharmaceuticals, Inc. (b)	1,754,442
17,095	Neurocrine Biosciences, Inc. (b)	2,601,175
3,502	Vertex Pharmaceuticals, Inc. (b)	1,518,502
		21,520,007
	Broadline Retail — 6.2%
51,268	Amazon.com, Inc. (b)	11,956,723
382	MercadoLibre, Inc. (b)	791,420
		12,748,143
	Building Products — 0.6%
7,887	Modine Manufacturing Co. (b)	1,278,719
	Capital Markets — 2.0%
10,375	Coinbase Global, Inc., Class A (b)	2,830,508
12,084	Tradeweb Markets, Inc., Class A	1,315,464
		4,145,972
	Communications Equipment — 0.9%
14,027	Arista Networks, Inc. (b)	1,833,048
	Consumer Finance — 0.7%
37,385	Figure Technology Solutions, Inc., Class A (b)	1,354,832
	Consumer Staples Distribution & Retail — 0.5%
24,543	Maplebear, Inc. (b)	1,031,051
	Electric Utilities — 2.2%
3,117	Constellation Energy Corp.	1,135,710
Shares	Description	Value

	Electric Utilities (Continued)
33,466	NextEra Energy, Inc.	$2,887,781
6,234	Oklo, Inc. (b)	569,663
		4,593,154
	Electrical Equipment — 7.7%
8,700	Eaton Corp. PLC	3,009,243
2,502	GE Vernova, Inc.	1,500,625
22,424	NuScale Power Corp. (b)	448,480
23,877	Schneider Electric SE (EUR)	6,400,003
32,631	Siemens Energy AG (EUR) (b)	4,365,642
		15,723,993
	Electronic Equipment, Instruments & Components — 1.2%
7,887	Badger Meter, Inc.	1,408,145
39,429	Mirion Technologies, Inc. (b)	1,025,943
		2,434,088
	Energy Equipment & Services — 1.6%
26,293	Baker Hughes Co.	1,319,909
52,597	Liberty Energy, Inc.	935,175
22,424	Solaris Energy Infrastructure, Inc.	1,073,885
		3,328,969
	Entertainment — 0.9%
17,704	Netflix, Inc. (b)	1,904,596
	Financial Services — 2.8%
1,130	Adyen N.V. (EUR) (b) (c) (d)	1,757,787
22,151	Block, Inc. (b)	1,479,687
48,418	Toast, Inc., Class A (b)	1,655,411
2,764	Visa, Inc., Class A	924,392
		5,817,277
	Ground Transportation — 0.7%
267,344	Grab Holdings Ltd., Class A (b)	1,457,025
	Health Care Equipment & Supplies — 0.6%
2,083	Intuitive Surgical, Inc. (b)	1,194,559
	Hotels, Restaurants & Leisure — 0.8%
8,202	Airbnb, Inc., Class A (b)	959,552
55,344	Sharplink Gaming, Inc. (b)	587,753
		1,547,305
	Interactive Media & Services — 7.5%
37,357	Alphabet, Inc., Class A	11,960,964
2,413	Meta Platforms, Inc., Class A	1,563,504
37,702	Pinterest, Inc., Class A (b)	984,776
3,862	Reddit, Inc., Class A (b)	836,007
		15,345,251

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	IT Services — 4.3%
12,666	Akamai Technologies, Inc. (b)	$1,133,860
42,605	IONOS Group SE (EUR) (b)	1,376,811
4,378	MongoDB, Inc. (b)	1,455,116
14,027	Okta, Inc. (b)	1,126,789
24,002	Shopify, Inc., Class A (b)	3,807,677
		8,900,253
	Pharmaceuticals — 4.8%
7,721	Eli Lilly & Co.	8,303,704
14,904	Merck & Co., Inc.	1,562,386
		9,866,090
	Semiconductors & Semiconductor Equipment — 18.4%
10,506	Advanced Micro Devices, Inc. (b)	2,285,370
17,531	Broadcom, Inc.	7,064,292
122,750	indie Semiconductor, Inc., Class A (b)	436,990
26,287	Marvell Technology, Inc.	2,350,058
21,801	Micron Technology, Inc.	5,155,500
73,637	NVIDIA Corp.	13,033,749
26,640	QUALCOMM, Inc.	4,477,918
26,293	Rambus, Inc. (b)	2,512,822
22,424	Rigetti Computing, Inc. (b)	573,382
		37,890,081
	Software — 20.1%
10,323	Agilysys, Inc. (b)	1,269,316
15,771	Atlassian Corp., Class A (b)	2,358,080
87,665	Cellebrite DI Ltd. (b)	1,478,032
4,987	Circle Internet Group, Inc. (b)	398,611
16,048	Confluent, Inc., Class A (b)	357,068
6,208	CyberArk Software Ltd. (b)	2,846,927
10,722	Datadog, Inc., Class A (b)	1,715,627
40,101	Dynatrace, Inc. (b)	1,786,901
30,671	Intapp, Inc. (b)	1,324,680
12,717	Microsoft Corp.	6,256,891
5,255	Monday.com Ltd. (b)	755,984
39,429	Oracle Corp.	7,962,687
9,715	Palo Alto Networks, Inc. (b)	1,847,113
13,142	Rubrik, Inc., Class A (b)	911,003
53,286	Sage Group (The) PLC (GBP)	757,893
77,200	SEMrush Holdings, Inc., Class A (b)	913,276
4,896	ServiceNow, Inc. (b)	3,977,559
5,127	SPS Commerce, Inc. (b)	427,182
1,594	Synopsys, Inc. (b)	666,308
8,756	Workday, Inc., Class A (b)	1,887,969
6,004	Zscaler, Inc. (b)	1,510,006
		41,409,113
Shares	Description	Value

	Technology Hardware, Storage & Peripherals — 0.3%
13,142	IonQ, Inc. (b)	$647,901
	Trading Companies & Distributors — 0.8%
26,750	Xometry, Inc., Class A (b)	1,564,073
	Total Common Stocks	205,509,151
	(Cost $182,295,252)
MONEY MARKET FUNDS — 0.1%
288,068	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (e)	288,068
	(Cost $288,068)

	Total Investments — 100.0%	205,797,219
	(Cost $182,583,320)
	Net Other Assets and Liabilities — (0.0)%	(66,366)
	Net Assets — 100.0%	$205,730,853

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of November 30, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling

First Trust Innovation Leaders ETF (ILDR)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
Country Allocation†	% of Net Assets
United States	83.9%
France	3.1
Germany	2.8
Israel	2.5
Netherlands	2.1
Canada	2.0
Ireland	1.5
Denmark	1.0
Cayman Islands	0.7
United Kingdom	0.4
Total Investments	100.0
Net Other Assets and Liabilities	(0.0)††
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.
††	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$205,509,151	$205,509,151	$—	$—
Money Market Funds	288,068	288,068	—	—
Total Investments	$205,797,219	$205,797,219	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.7%
	Communications Equipment — 8.4%
7,088	Arista Networks, Inc. (a)	$926,260
22,158	Cisco Systems, Inc.	1,704,836
272	F5, Inc. (a)	65,052
940	Motorola Solutions, Inc.	347,499
		3,043,647
	Electronic Equipment, Instruments & Components — 3.4%
6,886	Amphenol Corp., Class A	970,237
1,268	Corning, Inc.	106,766
416	Jabil, Inc.	87,655
267	Zebra Technologies Corp., Class A (a)	67,484
		1,232,142
	Entertainment — 7.6%
495	Electronic Arts, Inc.	100,005
512	Live Nation Entertainment, Inc. (a)	67,302
12,660	Netflix, Inc. (a)	1,361,963
448	TKO Group Holdings, Inc.	86,863
10,141	Walt Disney (The) Co.	1,059,430
2,549	Warner Music Group Corp., Class A	71,984
		2,747,547
	Financial Services — 9.1%
261	Corpay, Inc. (a)	77,204
2,572	Mastercard, Inc., Class A	1,415,963
5,388	PayPal Holdings, Inc.	337,774
4,353	Visa, Inc., Class A	1,455,817
		3,286,758
	Interactive Media & Services — 10.0%
7,189	Alphabet, Inc., Class A	2,301,774
2,073	Meta Platforms, Inc., Class A	1,343,200
		3,644,974
	IT Services — 4.9%
339	Gartner, Inc. (a)	78,899
574	GoDaddy, Inc., Class A (a)	73,391
5,255	International Business Machines Corp.	1,621,588
		1,773,878
	Media — 0.5%
1,424	Fox Corp., Class A	93,272
1,085	Omnicom Group, Inc.	77,708
		170,980
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 24.1%
9,154	Advanced Micro Devices, Inc. (a)	$1,991,270
5,147	Broadcom, Inc.	2,074,035
744	KLA Corp.	874,550
7,139	Lam Research Corp.	1,113,684
102	Monolithic Power Systems, Inc.	94,673
8,788	NVIDIA Corp.	1,555,476
6,079	QUALCOMM, Inc.	1,021,819
		8,725,507
	Software — 22.5%
1,907	AppLovin Corp., Class A (a)	1,143,208
1,206	Autodesk, Inc. (a)	365,828
1,527	Bentley Systems, Inc., Class B	64,073
1,537	Cadence Design Systems, Inc. (a)	479,298
622	Datadog, Inc., Class A (a)	99,526
4,322	Fortinet, Inc. (a)	350,644
2,817	Gen Digital, Inc.	74,284
1,574	Intuit, Inc.	998,042
3,021	Microsoft Corp.	1,486,362
6,769	Oracle Corp.	1,367,000
3,773	Palo Alto Networks, Inc. (a)	717,361
399	PTC, Inc. (a)	69,997
1,169	ServiceNow, Inc. (a)	949,707
		8,165,330
	Technology Hardware, Storage & Peripherals — 5.7%
6,595	Apple, Inc.	1,839,016
755	NetApp, Inc.	84,228
1,096	Pure Storage, Inc., Class A (a)	97,500
2,047	Super Micro Computer, Inc. (a)	69,291
		2,090,035
	Wireless Telecommunication Services — 3.5%
6,076	T-Mobile US, Inc.	1,269,945
	Total Common Stocks	36,150,743
	(Cost $28,497,955)
MONEY MARKET FUNDS — 0.3%
101,195	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.84% (b)	101,195
	(Cost $101,195)

	Total Investments — 100.0%	36,251,938
	(Cost $28,599,150)
	Net Other Assets and Liabilities — 0.0%	5,062
	Net Assets — 100.0%	$36,257,000

First Trust Expanded Technology ETF (XPND)
Portfolio of Investments (Continued)
November 30, 2025 (Unaudited)
(a)	Non-income producing security.
(b)	Rate shown reflects yield as of November 30, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$36,150,743	$36,150,743	$—	$—
Money Market Funds	101,195	101,195	—	—
Total Investments	$36,251,938	$36,251,938	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi-Strategy Alternative ETF (LALT)
Portfolio of Investments
November 30, 2025 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets — 99.9%
200,695	First Trust Alternative Absolute Return Strategy ETF (a)	$6,077,045
65,723	First Trust Global Tactical Commodity Strategy Fund (a)	1,783,722
81,295	First Trust Long/Short Equity ETF (a)	5,817,673
59,869	First Trust Low Duration Opportunities ETF (a)	2,995,019
125,891	First Trust Managed Futures Strategy Fund (a)	6,134,769
69,987	First Trust Merger Arbitrage ETF (a)	1,448,031
22,066	iShares 7-10 Year Treasury Bond ETF	2,151,435
31,303	iShares Gold Trust (b)	2,485,771

	Total Investments — 99.9%	28,893,465
	(Cost $26,941,250)
	Net Other Assets and Liabilities — 0.1%	35,171
	Net Assets — 100.0%	$28,928,636

(a)	Investment in an affiliated fund.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2025 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$28,893,465	$28,893,465	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2025, and for the fiscal year-to-date period (September 1, 2025 to November 30, 2025) are as follows:

Security Name	Shares at 11/30/2025	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2025	Dividend Income
First Trust Alternative Absolute Return Strategy ETF	200,695	$4,885,271	$1,264,440	$(167,871)	$93,661	$1,544	$6,077,045	$33,288
First Trust Global Tactical Commodity Strategy Fund	65,723	1,317,623	366,485	—	99,614	—	1,783,722	9,761
First Trust Long/Short Equity ETF	81,295	4,664,277	1,202,332	(348,475)	296,438	3,101	5,817,673	13,914
First Trust Low Duration Opportunities ETF	59,869	1,387,492	1,589,724	—	17,803	—	2,995,019	25,426
First Trust Managed Futures Strategy Fund	125,891	4,769,287	1,253,092	(8,802)	121,523	(331)	6,134,769	31,201
First Trust Merger Arbitrage ETF	69,987	1,616,986	367,288	(520,155)	(6,290)	(9,798)	1,448,031	43,922
		$18,640,936	$6,043,361	$(1,045,303)	$622,749	$(5,484)	$24,256,259	$157,512

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2025 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.